TRANSACTIONS WITH RELATED PARTIES (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Related Party Explanatory [Line Items]
Allowance for doubtful debts related to outstanding balances of related party transaction	S/ 7,200	S/ 6,400
Amounts receivable, related party transactions	S/ 1,468,211	S/ 1,181,648
Related parties [member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, maturity	had maturities between January 2018 and July 2028	maturities between January 2017 and September 2026
Borrowings, interest rate	6.01%	7.15%
Value of other equity instruments exercised or vested in share-based payment arrangement	S/ 32,100	S/ 30,100	S/ 22,300
Employees, directors, key management and family [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	S/ 957,200	S/ 1,015,900